Related Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services
The following table details amounts incurred, forgiven and payable in connection with the Company’s operations-related services described above as of and for the periods presented:

	Year Ended December 31,			Payable (Receivable) as of
	2020	2019	2018	December 31,
(In thousands)	Incurred	Incurred	Incurred	2020		2019
One-time fees and reimbursements:
Acquisition cost reimbursements	$81	$39	$176	$11		$—
Ongoing fees and reimbursements:
Asset management fees	19,987	19,526	19,500	—		27
Property management fees (6)	4,197	3,888	3,571	288		(44)
Professional fees and other reimbursements (1) (4)	12,102	10,073	8,883	(61)		(377)	(5)
Professional fees credit due from Advisor	(1,217)	—	—	(1,217)	(3)	—
Distributions on Class B Units (2)	178	305	340	—		—
Total related party operation fees and reimbursements	$35,328	$33,831	$32,470	$(979)		$(394)
_________
(1)    Included in general and administrative expenses in the consolidated statements of operations. Includes $5.6 million and $7.2 million subject to the Capped Reimbursement Amount for the years ended December 31, 2020 and 2019, respectively.
(2)     Prior to April 1, 2015, the Company caused the OP to issue (subject to periodic approval by the Board) to the Advisor restricted performance-based Class B Units for asset management services. As of December 31, 2020, the Board had approved the issuance of, and the OP had issued, 359,250 Class B Units to the Advisor in connection with this arrangement. Effective April 1, 2015, the Company began paying an asset management fee to the Advisor or its assignees in cash, in shares, or a combination of both and no longer issues any Class B Units.
(3)     Balance includes a receivable of $1.2 million from the Advisor related to the overpayment of 2019 Bonus Awards as of December 31, 2020 which, pursuant to authorization by the independent members of the Company’s board of directors, is payable over a ten month period from January 2021 to October 2021.
(4)     During the year ended December 31, 2019, the Company recorded a reduction of general and administrative expenses in the amount of $0.5 million related to the reversal of a payable balance due to RCS Capital Corporation. During the year ended December 31, 2020 the Company recorded approximately $2.2 million of expense reimbursements to the Advisor for severance payments and related legal costs relating to the termination of its former Chief Executive Officer.
(5) Balance includes a receivable of $0.5 million from the Advisor as of December 31, 2019, previously recorded in the fourth quarter of 2018, which, pursuant to authorization by the independent members of the Company’s board of directors, was fully paid during 2020.
(6)    Inclusive of $0.3 million of leasing commissions which are included in prepaid expenses and other assets on the consolidated balance sheet as of December 31, 2020.